Finance result, net (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance result, net
Interests income	SFr 5,322	SFr 35,305	SFr 36,874
Interests expense on leases	(23,866)	(19,042)	(22,603)
Interests cost	(39,146)	(50,460)	(105,915)
Foreign exchange (losses)/gains, net	211,693	(581,128)	(84,803)
Finance result	SFr 154,003	SFr (615,325)	SFr (176,447)